DEAN WITTER AMERICAN VALUE FUND
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

The past year proved to be eventful for investors. During the first half of 1997 the market was led exclusively by blue-chip companies -- only index funds and blue chip equity funds performed well. Market leadership was very narrow at this time, with the 25 largest stocks on the S&P 500 contributing to an inordinate share of the index's 20 percent gain. During that period, Dean Witter American Value Fund was up only 12 percent.

In mid summer, the U.S. dollar broke out of 6 and 10-year trading ranges. This change led to a rotation of the Fund, out of industries with substantial foreign exposure and into domestically oriented ones. This process was initiated by reducing the portfolio's weightings in such sectors as technology, aerospace, agriculture, energy service, and global consumer stocks, and increasing its exposure to such domestic industries as retail and financial services.

Additionally, the Fund significantly increased its weighting in mid-capitalization stocks. This was done because mid-cap stocks generally have minimal exposure to foreign currencies and economies, the capital gains tax rate favors this sector and because the Fund's portfolio manager anticipates attractive relative earnings for mid-caps in a still robust domestic economy. By July, the Fund's mid-cap weighting totaled 40 percent of net assets. As a result, the Fund's year-to-date performance nearly doubled between June and July, from 12.24 percent for the six months ended June 30, 1997, to 25.29 percent for the seven months ended July 30, 1997.

By September it had become clear that the U.S. dollar's sharp appreciation carried greater repercussions than had been expected initially. For example, many emerging-market countries had pegged their currencies to the dollar. As a result, many Asian and Latin American countries suddenly found their exports to be uncompetitive. For many of these countries, exports are the main engine of economic growth. In response to these developments, currency devaluations began to occur in Southeast Asia and quickly spread to other emerging markets. This turbulence induced the

DEAN WITTER AMERICAN VALUE FUND
LETTER TO THE SHAREHOLDERS December 31, 1997, continued

Fund to exit industries with Asian exposure. Additionally, evidence began to mount that U.S. corporate earnings could come under pressure as wage costs accelerate and pricing flexibility decline in the face of inexpensive Asian imports. As a result, the Fund further shifted to domestically oriented industries characterized by steady-growth and high earnings visibility.

     [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
            DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                          GROWTH OF $10,000 -- CLASS B
                               ($ IN THOUSANDS)
                                                        Lipper
Date                  Total      S&P 500 IX(4)     Growth Funds IX(5)
------------------------------------------------------------------------------
December 31, 1987   $10,000        $10,000             $10,000
December 31, 1988   $11,084        $11,655             $11,413
December 31, 1989   $13,899        $15,343             $14,548
December 31, 1990   $13,774        $14,869             $13,761
December 31, 1991   $21,522        $19,390             $18,761
December 31, 1992   $22,348        $20,886             $20,192
December 31, 1993   $26,528        $22,965             $22,611
December 31, 1994   $24,738        $23,268             $22,256
December 31, 1995   $35,178        $32,003             $29,522
December 31, 1996   $38,883        $39,347             $34,683
December 31, 1997   $51,149(3)     $52,469             $44,422

Average Annual Total Returns

1 year          5 Years       10 Years
--------------------------------------
31.55(1)       18.01(1)       17.73(1)
26.55(2)       17.80(2)       17.73(2)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS

1.) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

2.) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC)
    (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

3.) Closing value assuming a complete redemption on December 31, 1997.

4.) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

5.) The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

PERFORMANCE

For the fiscal year ended December 31, 1997, the Fund's Class B shares produced a total return of 31.55 percent compared to 33.35 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 28.08 percent for the Lipper Growth Funds Index. The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the 10-year period ended December 31, 1997, versus the performance of similar hypothetical investments in the S&P 500 and the Lipper Growth Funds Index.

THE PORTFOLIO

Based on recent analysis, the Fund's portfolio manager expects U.S. economic growth to slow to the 2.25 percent range in 1998, with earnings in the vicinity of 5 percent. When earnings growth slips below 10 percent, market leadership typically shifts from economically sensitive issues to steady growth ones. In response, the Fund has been tilted in this direction so that steady growth stocks currently represent 60 percent of net assets.

On the cyclical side, the Fund's 12 percent weighting in technology emphasizes software and services, which are more stable than other technology sectors during economic slowdowns. Holdings in this area include Computer Associates International, Inc. and BMC Software, Inc. As of December 31, 1997, the Fund had a 7 percent weighting in retail, which is expected to be bolstered by a low

DEAN WITTER AMERICAN VALUE FUND
LETTER TO THE SHAREHOLDERS December 31, 1997, continued

unemployment level below 5 percent and by real wage growth and lower sourcing costs. Retail positions include Wal-Mart, Inc., Dayton Hudson Corp. and Barnes & Noble, Inc.

On the growth side, the Fund has increased its consumer staples weighting to 11 percent of net assets, emphasizing industries and companies with little or no South American or Asian exposure. This sector includes food chains such as Safeway Inc., drugstores like Rite Aid Corp., and such selected food companies as Nabisco Holdings Corp. In the consumer/business services area, the Fund continues to hold 12 percent of its net assets in the radio/cable and newspaper industries. Commitments in these sectors include Clear Channel Communications Inc., CBS Corp., Comcast Corp. and Gannett Co., Inc.

Health care, which remains overweighted in the Fund at 14 percent, reflects an emphasis on drugs, biotechnology and medical devices -- all industries with patent protection and pricing power. Companies in these areas include Eli Lilly & Co., Pfizer, Inc., Centocor Inc. and Guidant Corp. The Fund has also maintained an overweighted position in interest-rate sensitive stocks, as evidenced by its 25 percent commitment to the financial sector, where the focus is on regional banks, brokerage, government agencies and utilities. A sample of some of these holdings includes Summit Bancorp, Norwest Corp., Travelers Group, Inc., Fannie Mae and Bell Atlantic Corp.

Because an economic backdrop that is typically associated with falling interest rates and more difficult corporate earnings is expected to remain in place, we have established a 6 percent position in long-term U.S. Treasuries and a 3 percent weighting in 30-year zero-coupon bonds.

OUTLOOK

To sum up, 1997 saw the Fund shift away from industries tilted toward foreign markets and cyclical growth, and began to focus on steady, reliable, domestic growth. These related rotations served the Fund well in 1997. This new focus will likely remain in place throughout much of 1998.

We appreciate your support of the Dean Witter American Value Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1997

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
              COMMON STOCKS (86.0%)
              Agriculture Related (1.3%)
    400,000   Dekalb Genetics Corp. (Class B) ................................. $ 15,700,000
    516,667   Delta & Pine Land Co.  ..........................................   15,758,343
    200,000   Pioneer Hi-Bred International, Inc.  ............................   21,450,000
                                                                               --------------
                                                                                  52,908,343
                                                                               --------------
              Auto Related (0.1%)
    127,900   Budget Group, Inc. (Class A)* ...................................    4,420,544
                                                                               --------------
              Banks (9.8%)
    350,000   Ahmanson (H.F.) & Co.  ..........................................   23,428,125
    105,000   AmSouth Bancorporation ..........................................    5,702,812
     75,000   City National Corp.  ............................................    2,770,312
    130,000   Comerica, Inc.  .................................................   11,732,500
 17,450,000   Credito Italiano SpA (Italy) ....................................   53,823,613
    275,000   Crestar Financial Corp.  ........................................   15,675,000
    687,000   Dime Bancorp, Inc.  .............................................   20,781,750
    205,000   First Security Corp.  ...........................................    8,584,375
    150,000   First Tennessee National Corp.  .................................   10,012,500
    205,000   First Union Corp.  ..............................................   10,506,250
    340,000   Mellon Bank Corp.  ..............................................   20,612,500
    200,000   Northern Trust Corp.  ...........................................   13,950,000
  1,200,000   Norwest Corp.  ..................................................   46,350,000
    360,000   PNC Bank Corp.  .................................................   20,542,500
    185,000   Southtrust Corp.  ...............................................   11,701,250
    200,000   Summit Bancorp ..................................................   10,650,000
    245,000   U.S. Bancorp ....................................................   27,424,687
    100,000   Union Planters Corp. ............................................    6,793,750
    410,000   Washington Mutual, Inc.  ........................................   26,137,500
    170,000   Wells Fargo & Co.  ..............................................   57,704,375
     93,200   Zions Bancorporation ............................................    4,194,000
                                                                               --------------
                                                                                 409,077,799
                                                                               --------------
              Beverages - Soft Drinks (0.1%)
     41,900   Coca Cola Co. ...................................................    2,791,587
                                                                               --------------
              Biotechnology (2.2%)
    350,000   Alkermes, Inc.* .................................................    6,868,750
    870,000   Biochem Pharma, Inc. (Canada)* ..................................   18,106,875
    881,000   Centocor, Inc.* .................................................   29,293,250
    300,000   Genzyme Corp. General Division*  ................................    8,287,500
    375,000   Gilead Sciences, Inc.* ..........................................   14,343,750
    385,000   IDEC Pharmaceuticals Corp.* .....................................   13,234,375
                                                                               --------------
                                                                                  90,134,500
                                                                               --------------
              Cable & Telecommunications (2.2%)
    324,000   Comcast Corp. (Class A) ......................................... $ 10,287,000
  1,090,000   Comcast Corp. (Class A Special) .................................   34,335,000
    550,000   Cox Communications, Inc. (Class A)* .............................   22,034,375
    900,000   Tele-Communications, Inc. (Class A)* ............................   25,087,500
                                                                               --------------
                                                                                  91,743,875
                                                                               --------------
              Cable Television Equipment (0.4%)
    300,000   CIENA Corp.* ....................................................   18,337,500
                                                                               --------------
              Capital Goods (0.6%)
    325,000   General Electric Co. ............................................   23,846,875
                                                                               --------------
              Communications Equipment (0.2%)
    180,000   Cisco Systems, Inc.* ............................................   10,035,000
                                                                               --------------
              Computer Services (0.5%)
    400,000   Paychex, Inc. ...................................................   20,250,000
                                                                               --------------
              Computer Software (4.5%)
    320,000   BMC Software, Inc.* .............................................   20,960,000
     69,000   Citrix Systems, Inc.* ...........................................    5,244,000
    800,000   Computer Associates International, Inc.  ........................   42,300,000
    730,000   Compuware Corp.* ................................................   23,360,000
    117,500   Manugistics Group, Inc.* ........................................    5,214,062
  1,000,000   PeopleSoft, Inc.* ...............................................   38,750,000
    510,000   Platinum Technology, Inc.* ......................................   14,407,500
     40,000   SAP AG (Pref.)(Germany) .........................................   13,092,325
    440,500   Veritas Software Corp.* .........................................   22,300,312
                                                                               --------------
                                                                                 185,628,199
                                                                               --------------
              Consumer Business Services (2.2%)
    700,000   Automatic Data Processing, Inc. .................................   42,962,500
    500,000   Corrections Corp. of America* ...................................   18,531,250
    635,000   Sysco Corp. .....................................................   28,932,187
                                                                               --------------
                                                                                  90,425,937
                                                                               --------------

              Consumer - Products (10.5%)
    385,000   Alberto-Culver Co. (Class B) ....................................   12,344,062
    875,000   Albertson's, Inc. ...............................................   41,453,125
    400,000   Clorox Co. ......................................................   31,625,000
    600,000   CVS Corp. .......................................................   38,437,500
  1,020,000   Fred Meyer, Inc.* ...............................................   37,102,500
    500,000   Heinz (H.J.) Co. ................................................   25,406,250
  1,000,000   Kroger Co.* .....................................................   36,937,500
    920,000   Nabisco Holdings Corp. (Class A) ................................   44,562,500

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
    100,000   Procter & Gamble Co.  ........................................... $  7,981,250
    475,000   Quaker Oats Company (The) .......................................   25,056,250
    700,000   Rite Aid Corp.  .................................................   41,081,250
    699,000   Safeway, Inc.* ..................................................   44,211,750
    200,000   Sara Lee Corp. ..................................................   11,262,500
  1,300,000   Walgreen Co. ....................................................   40,787,500
                                                                               --------------
                                                                                 438,248,937
                                                                               --------------
              Drugs (6.1%)
    425,000   Bristol-Myers Squibb Co.  .......................................   40,215,625
    240,000   Cardinal Health, Inc.  ..........................................   18,030,000
    215,000   Dura Pharmaceuticals, Inc.* .....................................    9,863,125
    620,000   Lilly (Eli) & Co.  ..............................................   43,167,500
    200,000   Medicis Pharmaceutical Corp. (Class A)* .........................   10,250,000
     12,000   Novartis AG (Switzerland) .......................................   19,459,459
    530,000   Pfizer, Inc. ....................................................   39,518,125
    645,000   Schering-Plough Corp.  ..........................................   40,070,625
    271,000   Warner-Lambert Co.  .............................................   33,604,000
                                                                               --------------
                                                                                 254,178,459
                                                                               --------------
              Finance (1.1%)
    800,000   Fannie Mae ......................................................   45,650,000
                                                                               --------------

              Financial - Miscellaneous (6.0%)
    205,000   American Express Co.  ...........................................   18,296,250
    190,000   Associates First Capital Corp. (Class A) ........................   13,513,750
    300,000   Donaldson, Lufkin & Jenrette, Inc. ..............................   23,850,000
    504,050   Edwards (A.G.), Inc.  ...........................................   20,035,987
    965,000   Freddie Mac .....................................................   40,469,687
    700,000   Hambrecht & Quist Group* ........................................   25,550,000
      2,800   Legg Mason, Inc.  ...............................................      156,625
    400,000   Lehman Brothers Holdings, Inc. ..................................   20,400,000
    650,000   Merrill Lynch & Co., Inc.  ......................................   47,409,375
    605,500   Paine Webber Group, Inc. ........................................   20,927,594
     91,500   Price (T. Rowe) Associates, Inc.  ...............................    5,753,063
    274,600   Providian Financial Corp. .......................................   12,408,488
                                                                               --------------
                                                                                 248,770,819
                                                                               --------------
              Healthcare - Diversified (0.4%)
    470,000   General Nutrition Companies, Inc.*  .............................   15,921,250
                                                                               --------------

              Healthcare Products & Services (3.7%)
  1,000,000   HBO & Co.  ......................................................   47,937,500
  1,650,000   Health Management Associates, Inc. (Class A)* ...................   41,662,500
  1,200,000   Healthsouth Corp.* .............................................. $ 33,300,000
    398,100   Renal Treatment Centers, Inc.* ..................................   14,381,363
    583,333   Total Renal Care Holdings, Inc.* ................................   16,041,658
                                                                               --------------
                                                                                 153,323,021
                                                                               --------------
              Hotels/Motels (1.1%)
  1,393,798   Cendant Corp.* ..................................................   47,911,806
                                                                               --------------

              Household Products (0.4%)
    360,000   Sunbeam Corporation, Inc.  ......................................   15,165,000
                                                                               --------------

              Insurance (3.7%)
    441,000   Allstate Corp. ..................................................   40,075,875
    120,000   Hartford Financial Services Group Inc. ..........................   11,227,500
    250,000   Lincoln National Corp. ..........................................   19,531,250
    133,470   Marsh & McLennan Companies, Inc. ................................    9,951,857
    401,000   SunAmerica Inc. .................................................   17,142,750
    125,000   Torchmark Corp.  ................................................    5,257,813
    950,000   Travelers Group, Inc. ...........................................   51,181,250
                                                                               --------------
                                                                                 154,368,295
                                                                               --------------
              Internet (2.3%)
    600,000   America Online, Inc.* ...........................................   53,512,500
    300,000   Check Point Software Technologies Ltd. (Israel)* ................   12,225,000
    260,000   CheckFree Holdings Corp.* .......................................    7,020,000
    345,000   Yahoo! Inc.* ....................................................   23,891,250
                                                                               --------------
                                                                                  96,648,750
                                                                               --------------
              Machinery - Diversified (0.2%)
    164,800   Thermo Electron Corp.*  .........................................    7,333,600
                                                                               --------------

              Media Group (9.3%)
  1,610,000   CBS Corp. .......................................................   47,394,375
    689,500   Chancellor Media Corp.* .........................................   51,453,938
    450,000   Clear Channel Communications, Inc.* .............................   35,746,875
    701,000   Gannett Co., Inc. ...............................................   43,330,563
    300,000   HSN, Inc.* ......................................................   15,450,000
    438,000   Jacor Communications, Inc.* .....................................   23,268,750
    400,000   News Corp., Ltd. (ADR)(Australia) ...............................    8,925,000
    650,000   Outdoor Systems, Inc.* ..........................................   24,943,750
    760,000   Time Warner, Inc. ...............................................   47,120,000
    483,100   Tribune Co.  ....................................................   30,072,975
    325,000   Universal Outdoor Holdings, Inc.*  ..............................   16,900,000

                         SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  NUMBER OF
    SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
    306,600   Univision Communications, Inc. (Class A)* .......................$   21,404,513
    500,000   Viacom, Inc. (Class B)* .........................................    20,718,750
                                                                               --------------
                                                                                  386,729,489
                                                                               --------------
              Medical Supplies (1.9%)
    450,000   Guidant Corp. ...................................................    28,012,500
    500,000   Medtronic, Inc. .................................................    26,156,250
    200,000   Mentor Corp. ....................................................     7,300,000
    285,300   Sofamor Danek Group, Inc.* ......................................    18,562,331
                                                                               --------------
                                                                                   80,031,081
                                                                               --------------
              Miscellaneous (0.7%)
    480,000   Equitable Companies, Inc. .......................................    23,880,000
    169,000   Excite, Inc.* ...................................................     5,070,000
                                                                               --------------
                                                                                   28,950,000
                                                                               --------------
              Recreation (0.5%)
    205,000   Walt Disney Co. .................................................    20,307,813
                                                                               --------------

              Restaurants (0.3%)
    385,000   Cracker Barrel Old Country Store, Inc. ..........................    12,849,375
                                                                               --------------

              Retail (7.0%)
    401,000   Barnes & Noble, Inc.* ...........................................    13,383,375
  1,500,000   Costco Companies, Inc.* .........................................    66,843,750
    646,000   Dayton-Hudson Corp. .............................................    43,605,000
    527,500   Dollar General Corp. ............................................    19,121,875
    295,000   Family Dollar Stores, Inc. ......................................     8,647,188
    600,000   Gap, Inc. .......................................................    21,262,500
    700,000   Home Depot, Inc.  ...............................................    41,212,500
    361,100   Lowe's Companies, Inc.  .........................................    17,219,956
    543,000   Mattel, Inc.  ...................................................    20,226,750
    350,000   Proffitt's, Inc.* ...............................................     9,953,125
    740,000   Wal-Mart Stores, Inc. ...........................................    29,183,750
                                                                               --------------
                                                                                  290,659,769
                                                                               --------------
              Telecommunications (1.6%)
    750,000   LCI International, Inc.* ........................................    23,062,500
    800,000   Teleport Communications Group Inc.* .............................    43,900,000
                                                                               --------------
                                                                                   66,962,500
                                                                               --------------
              Transportation (0.9%)
    500,000   OMI Corp.* ......................................................     4,593,750
    557,000   US Airways Group Inc.* ..........................................    34,812,500
                                                                               --------------
                                                                                   39,406,250
                                                                               --------------
              Utilities (3.9%)
    400,000   Ameritech Corp. .................................................$   32,200,000
    386,000   Bell Atlantic Corp.  ............................................    35,126,000
    550,000   Consolidated Edison Co. of New York, Inc. .......................    22,550,000
    400,000   FPL Group, Inc.  ................................................    23,675,000
    400,000   GTE Corp. .......................................................    20,900,000
    150,000   New York State Electric & Gas Corp.  ............................     5,325,000
    455,000   U.S. West Communications Group, Inc. ............................    20,531,875
                                                                               --------------
                                                                                  160,307,875
                                                                               --------------
              Utilities - Electric (0.2%)
    200,000   Pinnacle West Capital Corp. .....................................     8,475,000
                                                                               --------------

              Utilities - Telecommunications (0.1%)
     51,500   Intermedia Communications Inc.*  ................................     3,116,286
                                                                               --------------
              TOTAL COMMON STOCKS
              (Identified Cost $3,070,263,608) ................................ 3,574,915,534
                                                                               --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             U.S. GOVERNMENT OBLIGATIONS (9.0%)
  $242,000   U.S. Treasury Bond 6.375% due 08/15/27 .......................... 255,317,260
   342,000   U.S. Treasury Strip 0.00% due 05/15/20 ..........................  88,916,580
   107,000   U.S. Treasury Strip 0.00% due 11/15/19 ..........................  28,658,880
                                                                              -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Identified Cost $356,519,055) .................................. 372,892,720
                                                                              -------------
             SHORT-TERM INVESTMENTS (7.1%)
             U.S. GOVERNMENT AGENCY (a)(7.0%)
   293,000   Federal Home Loan Mortgage Corp. 6.00% due 01/02/98
              (Amortized Cost $292,951,167)                                    292,951,167
                                                                              -------------
             REPURCHASE AGREEMENT (0.1%)
             The Bank of New York 3.875% due 01/02/98 (dated 12/31/97,
     4,377   proceeds $4,377,721)(b) (Identified Cost $4,376,779) ............   4,376,779
                                                                              -------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $297,327,946) .................................. 297,327,946
                                                                              -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

                                                    VALUE
------------------------------------  -------- --------------
TOTAL INVESTMENTS
(Identified Cost $3,724,110,609)(c) .   102.1%  $4,245,136,200
LIABILITIES IN EXCESS OF OTHER
ASSETS ..............................    (2.1)     (89,244,700)
                                       -------- --------------
NET ASSETS ..........................   100.0%  $4,155,891,500
                                       ======== ==============

------------
ADR     American Depository Receipt.
*       Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $4,016,966 U.S. Treasury Note 7.00% due 07/15/06 valued at $4,464,314.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $537,652,888 and the aggregate gross unrealized depreciation is $16,627,297, resulting in net unrealized appreciation of $521,025,591.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $3,724,110,609).........................  $4,245,136,200
Receivable for:
  Investments sold........................................      29,647,388
  Shares of beneficial interest sold......................       8,751,357
  Interest................................................       5,827,705
  Dividends...............................................       2,138,596
Prepaid expenses and other assets.........................         122,713
                                                            --------------
  TOTAL ASSETS............................................   4,291,623,959
                                                            --------------
LIABILITIES:
Payable for:
  Investments purchased...................................     124,542,641
  Distributions to shareholders ..........................       3,767,120
  Plan of distribution fee................................       2,946,023
  Shares of beneficial interest repurchased...............       2,219,241
  Investment management fee...............................       1,808,423
Accrued expenses and other payables.......................         449,011
                                                            --------------
  TOTAL LIABILITIES.......................................     135,732,459
                                                            --------------
  NET ASSETS .............................................  $4,155,891,500
                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................................  $3,481,928,047
Net unrealized appreciation ..............................     521,025,591
Accumulated net investment loss...........................         (42,030)
Accumulated undistributed net realized gain...............     152,979,892
                                                            --------------
  NET ASSETS .............................................  $4,155,891,500
                                                            ==============
CLASS A SHARES:
Net Assets................................................     $15,843,639
Shares Outstanding (unlimited authorized, $.01 par value)          535,374
  NET ASSET VALUE PER SHARE...............................          $29.59
                                                            ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) .......          $31.23
                                                            ==============
CLASS B SHARES:
Net Assets................................................  $4,078,071,882
Shares Outstanding (unlimited authorized, $.01 par value)      138,185,565
  NET ASSET VALUE PER SHARE...............................          $29.51
                                                            ==============
CLASS C SHARES:
Net Assets................................................     $12,204,456
Shares Outstanding (unlimited authorized, $.01 par
 value)...................................................         413,867
  NET ASSET VALUE PER SHARE...............................          $29.49
                                                            ==============
CLASS D SHARES:
Net Assets................................................     $49,771,523
Shares Outstanding (unlimited authorized, $.01 par
 value)...................................................       1,679,836
  NET ASSET VALUE PER SHARE...............................          $29.63
                                                            ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1997*

NET INVESTMENT INCOME:
INCOME
Dividends (net of $103,775 foreign
 withholding tax).........................  $ 24,992,865
Interest..................................    15,881,254
                                           --------------
  TOTAL INCOME............................    40,874,119
                                           --------------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................         7,380
Plan of distribution fee (Class B
 shares)..................................    30,004,099
Plan of distribution fee (Class C
 shares)..................................        26,712
Investment management fee.................    18,075,407
Transfer agent fees and expenses..........     3,788,836
Registration fees.........................       359,919
Custodian fees............................       228,926
Shareholder reports and notices...........       222,511
Professional fees.........................        61,757
Trustees' fees and expenses...............        15,729
Other.....................................        37,222
                                           --------------
  TOTAL EXPENSES..........................    52,828,498
                                           --------------
  NET INVESTMENT LOSS.....................   (11,954,379)
                                           --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ........................   738,335,473
Net change in unrealized appreciation ....   251,384,827
                                           --------------
  NET GAIN................................   989,720,300
                                           --------------
NET INCREASE..............................  $977,765,921
                                           ==============

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                        DECEMBER 31, 1997*  DECEMBER 31, 1996
------------------------------------------------------  ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss....................................   $  (11,954,379)    $   (9,041,376)
Net realized gain......................................      738,335,473        275,397,900
Net change in unrealized appreciation..................      251,384,827         13,163,448
                                                        ------------------ -----------------
  NET INCREASE.........................................      977,765,921        279,519,972
                                                        ------------------ -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -Class B shares..................         --               (1,126,313)
Net realized gain
 Class A shares........................................       (1,747,209)          --
 Class B shares........................................     (680,450,520)      (299,891,577)
 Class C shares........................................       (1,454,608)          --
 Class D shares........................................       (6,581,680)          --
                                                        ------------------ -----------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS....................     (690,234,017)      (301,017,890)
                                                        ------------------ -----------------
Net increase from transactions in shares of beneficial
 interest..............................................      769,509,113        731,461,022
                                                        ------------------ -----------------
  NET INCREASE.........................................    1,057,041,017        709,963,104
NET ASSETS:
Beginning of period....................................    3,098,850,483      2,388,887,379
                                                        ------------------ -----------------
 END OF PERIOD
 (Including net investment losses of $42,030 and
 $43,257, respectively)................................   $4,155,891,500     $3,098,850,483
                                                        ================== =================

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter American Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stocks. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), designated as Class B shares. The Old Shares have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion and 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.45% of the portion of daily net assets in excess of $3.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $72,540,376 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $4,721,534 and $3,192, respectively and received $202,038 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $9,245,904,533 and $9,254,551,447, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $410,926,244 and $180,464,206, respectively.

For the year ended December 31, 1997, the Fund incurred $1,122,089 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

At December 31, 1997, the Fund's payable for investments purchased included unsettled trades with DWR of $8,367,064.

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

For the period May 31, 1997 through December 31, 1997, the Fund incurred brokerage commissions of $551,901 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At December 31, 1997 the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc., of $4,206,932 and $4,914,567, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and
Distributor, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $54,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,301. At December 31, 1997, the Fund had an accrued pension liability of $42,030 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of December 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from permanent differences accumulated net realized gain was charged $11,955,606 and accumulated net investment loss was credited $11,955,606.

DEAN WITTER AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                      FOR THE YEAR                    FOR THE YEAR
                                                          ENDED                          ENDED
                                                   DECEMBER 31, 1997+              DECEMBER 31, 1996
                                             ------------------------------- ------------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                             -------------- ---------------  -------------- --------------
CLASS A SHARES*
Sold .......................................       539,039    $  17,439,944         --             --
Reinvestment of distributions...............        57,321        1,665,172         --             --
Redeemed....................................       (60,986)      (2,023,896)        --             --
                                             -------------- ---------------  -------------- ---------------
Net increase - Class A......................       535,374       17,081,220         --             --
                                             -------------- ---------------  -------------- ---------------
CLASS B SHARES
Sold .......................................    26,893,089      818,085,006     36,925,212   $1,016,961,498
Reinvestment of dividends and
 distributions..............................    22,224,675      644,669,591     10,599,054      286,147,878
Redeemed ...................................   (24,498,814)    (739,128,498)   (20,736,856)    (571,648,354)
                                             -------------- ---------------  -------------- ---------------
Net increase - Class B......................    24,618,950      723,626,099     26,787,410      731,461,022
                                             -------------- ---------------  -------------- ---------------
CLASS C SHARES*
Sold .......................................       387,776       12,691,589         --             --
Reinvestment of distributions...............        46,319        1,340,948         --             --
Redeemed ...................................       (20,228)        (667,646)        --             --
                                             -------------- ---------------  -------------- ---------------
Net increase - Class C......................       413,867       13,364,891         --             --
                                             -------------- ---------------  -------------- ---------------
CLASS D SHARES*
Sold .......................................       332,349       10,839,979         --             --
Reinvestment of distributions...............       208,632        6,067,022         --             --
Redeemed ...................................       (45,049)      (1,470,098)        --             --
                                             -------------- ---------------  -------------- ---------------
Net increase - Class D......................       495,932       15,436,903         --             --
                                             -------------- ---------------  -------------- ---------------
Net increase in Fund .......................    26,064,123    $ 769,509,113     26,787,410   $  731,461,022
                                             ============== ===============  ============== ===============

------------
+ On July 28, 1997, 1,183,904 shares representing $37,731,024 were transferred to Class D.
* For the period July 28, 1997 (issue date) through December 31, 1997.

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                               --------------------------------------------------------------------------------------------------

                                1997*++     1996      1995      1994       1993      1992     1991      1990       1989     1988
-----------------------------  --------- ---------  -------- ---------  --------- --------  -------- ---------  --------  -------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
 period ......................   $27.01    $27.16    $21.21    $23.10     $20.93    $20.66   $14.39    $14.81     $13.19    $12.21
                               --------- ---------  -------- ---------  --------- --------  -------- ---------  --------  --------
Net investment income (loss) .    (0.10)    (0.08)     0.01      --        (0.09)     0.03     0.05      0.24       0.34    0.29

Net realized and unrealized
 gain (loss) .................     8.34      2.86      8.87     (1.57)      3.94      0.71     7.90     (0.38)      2.99    1.03
                               --------- ---------  -------- ---------  --------- --------  -------- ---------  --------  --------
Total from investment
 operations ..................     8.24      2.78      8.88     (1.57)      3.85      0.74     7.95     (0.14)      3.33    1.32
                               --------- ---------  -------- ---------  --------- --------  -------- ---------  --------  --------
Less dividends and
 distributions from:
 net investment income  ......     --       (0.01)     --        --        (0.01)    (0.03)   (0.03)    (0.28)     (0.32)  (0.33)
 Net realized gain ...........    (5.74)    (2.92)    (2.93)    (0.32)     (1.67)    (0.44)   (1.65)     --        (1.39)     --
 Paid-in-capital .............     --        --        --        --         --        --       --        --         --     (0.01)
                               --------- ---------  -------- ---------  --------- --------  -------- ---------  --------  --------
Total dividends and
 distributions ...............    (5.74)    (2.93)    (2.93)    (0.32)     (1.68)    (0.47)   (1.68)    (0.28)     (1.71)  (0.34)
                               --------- ---------  -------- ---------  --------- --------  -------- ---------  --------   -------
Net asset value, end of
 period ......................   $29.51    $27.01    $27.16    $21.21     $23.10    $20.93   $20.66    $14.39     $14.81   $13.19
                               ========= =========  ======== =========  ========= ========  ======== =========  ========  ========

TOTAL INVESTMENT RETURN+  ....    31.55%    10.53%    42.20%    (6.75)%    18.70%     3.84%   56.26%    (0.90)%    25.39%   10.84%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     1.46%     1.53%     1.61%     1.71%      1.61%     1.72%    1.58%     1.70%      1.66%    1.78%
Net investment income (loss) .    (0.34)%   (0.33)%    0.06%     0.01%     (0.59)%    0.18%    0.29%     1.67%      2.23%    2.15%

SUPPLEMENTAL DATA:
net assets, end of period, in
 millions.....................   $4,078    $3,099    $2,389    $1,490     $1,218      $459     $227       $89       $100      $90
Portfolio turnover rate  .....      275%      279%      256%      295%       276%      305%     264%      234%       196%     133%
Average commission rate paid .  $0.0563   $0.0590      --        --         --        --       --        --         --         --

------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to April 30, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                              FOR THE PERIOD
                                              JULY 28, 1997*
                                                  THROUGH
                                               DECEMBER 31,
                                                  1997++
------------------------------------------  ------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $31.87
                                            ------------------
Net investment income .....................          0.05
Net realized and unrealized gain ..........          2.32
                                            ------------------
Total from investment operations ..........          2.37
                                            ------------------
Less distributions from net realized gain           (4.65)
                                            ------------------
Net asset value, end of period ............        $29.59
                                            ==================
TOTAL INVESTMENT RETURN+ ..................          7.70 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          0.92 %(2)
Net investment income .....................          0.38 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..       $15,844
Portfolio turnover rate ...................           275 %
Average commission rate paid ..............       $0.0563
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $31.87
                                            ------------------
Net investment loss .......................         (0.05)
Net realized and unrealized gain ..........          2.32
                                            ------------------
Total from investment operations ..........          2.27
                                            ------------------
Less distributions from net realized gain .         (4.65)
                                            ------------------
Net asset value, end of period ............        $29.49
                                            ==================
TOTAL INVESTMENT RETURN+ ..................          7.39 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          1.66 %(2)
Net investment loss .......................         (0.36)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..       $12,204
Portfolio turnover rate ...................           275 %
Average commission rate paid ..............       $0.0563

------------

*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                              FOR THE PERIOD
                                              JULY 28, 1997*
                                                  THROUGH
                                               DECEMBER 31,
                                                  1997++
------------------------------------------  ------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....        $31.87
                                            ------------------
Net investment income .....................          0.07
Net realized and unrealized gain ..........          2.34
                                            ------------------
Total from investment operations ..........          2.41
                                            ------------------
Less distributions from net realized gain           (4.65)
                                            ------------------
Net asset value, end of period ............        $29.63
                                            ==================
TOTAL INVESTMENT RETURN+ ..................          7.83%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................          0.64%(2)
Net investment income .....................          0.50%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..       $49,772
Portfolio turnover rate ...................           275%
Average commission rate paid ..............       $0.0563

------------

* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER AMERICAN VALUE FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER AMERICAN VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter American Value Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 6, 1998

DEAN WITTER AMERICAN VALUE FUND
FEDERAL TAX NOTICE (unaudited)

                           1997 FEDERAL TAX NOTICE

For the year ended December 31, 1997, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                 CLASS A    CLASS B   CLASS C    CLASS D
                                                --------- ---------  --------- ---------
Portion of long-term capital gains taxable as:
 28% rate gain ................................   $0.48      $0.72     $0.48      $0.48
 20% rate gain ................................    0.46       0.46      0.46       0.46
                                                --------- ---------  --------- ---------
Total..........................................   $0.94      $1.18     $0.94      $0.94
                                                ========= =========  ========= =========

   For the year ended December 31, 1997, 5.08% of the income dividends qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
AMERICAN
VALUE FUND

ANNUAL REPORT
DECEMBER 31, 1997